10. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2019
Packaging [Member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2029 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring
Perpetual growth rate	Without growth
Packaging [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.00%
Mining [Member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2054
Gross Margin	Reflects projection of costs due to the progress of the mining plan as well as startup and ramp up of projects. Price and exchange rate projected according industry reports.
Cost atualization	Updated costs based on historical data, progress of mining plan as well as startup and ramp up of projects
Perpetual growth rate	Without perpetuity
Mining [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.00%
Mining [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.00%
Other Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2029 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Other Steel [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.00%
Other Steel [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.00%
Flat Steel [Member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow	[1]
Cash flow projection	Until 2029 + perpetuity	[1]
Gross Margin	Without growth	[1]
Cost atualization	Updated costs based on historical data and market trends	[1]
Perpetual growth rate	Growth of 1.4% p.a in real terms updated by long term inflation of 1.7% p.a. of the Euro zone	[1]
Flat Steel [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.00%	[1]
Flat Steel [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.00%	[1]
Logistic [Member]
Disclosure of detailed information about intangible assets [line items]
Measurement of recoverable value	Discounted Cash Flow	[2]
Cash flow projection	Until 2027	[2]
Gross Margin	Growth of 1.4% p.a in real terms updated by long term inflation of 1.7% p.a. of the Euro zone	[2]
Cost atualization	Costs based on historical data and market trends	[2]
Perpetual growth rate	Without perpetuity	[2]
Logistic [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	5.09%	[2]
Logistic [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	5.41%	[2]

[1]	Refer to assets of subsidiary Lusosider, located in Portugal. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of this subsidiary.
[2]	Refer to assets of subsidiary FTL Ferrovia Transnordestina Logistica S.A.